Taxation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Line Items]
Unified corporate income tax rate	25.00%
Preferential tax rate	15.00%
Preferential tax rate extension period	3 years
Net operating loss carryforwards (in Dollars)		$ 130,504	$ 129,654	$ 134,896
Shenzhen Ucloudlink Technology Limited [Member]
Taxation [Line Items]
Preferential tax rate		15.00%
Minimum [Member]
Taxation [Line Items]
Statutory income tax rate		15.00%
Carry-over period			5 years
Maximum [Member]
Taxation [Line Items]
Statutory income tax rate		25.00%
Carry-over period			10 years
Hong Kong [Memner]
Taxation [Line Items]
Statutory income tax rate		16.50%